Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Exceptional Items [line items]
COVID-19 costs	$ (13)	$ (54)
Restructuring	(51)	(97)
Business and asset disposal (including impairment losses)	6	14
Acquisition costs business combinations		(6)
Zenzele Kabili costs		(73)
AB InBev Efes related costs	(47)
Impact on profit from operations	(105)	(217)
Exceptional net finance income/(cost)	14	(299)
Exceptional share of results of associates	(1,143)	0	[1]
Exceptional taxes	69	42
Exceptional non-controlling interest	(3)	7
Net impact on profit	$ (1,168)	$ (466)

[1]	Amended to conform to 2022 presentation.